Transamerica Large Core

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 98.0%
Aerospace & Defense - 1.5%
Boeing Co. (A)	2,574	$ 548,262
General Dynamics Corp.	268	62,460
Lockheed Martin Corp.	2,444	1,132,207
Textron, Inc.	4,315	314,348
TransDigm Group, Inc.	736	528,264

		2,585,541

Air Freight & Logistics - 0.9%
Expeditors International of Washington, Inc.	2,484	268,645
United Parcel Service, Inc., Class B	7,062	1,308,094

		1,576,739

Airlines - 0.3%
Delta Air Lines, Inc. (A)	3,961	154,875
Southwest Airlines Co.	4,447	159,069
United Airlines Holdings, Inc. (A)	2,371	116,084

		430,028

Auto Components - 0.4%
BorgWarner, Inc.	12,590	595,255

Automobiles - 1.5%
Ford Motor Co.	12,964	175,144
General Motors Co.	2,867	112,730
Tesla, Inc. (A)	13,243	2,293,953

		2,581,827

Banks - 4.2%
Bank of America Corp.	12,185	432,324
Comerica, Inc.	7,275	533,330
JPMorgan Chase & Co.	17,527	2,453,079
M&T Bank Corp.	1,016	158,496
PNC Financial Services Group, Inc.	2,645	437,562
Regions Financial Corp.	31,560	742,923
Signature Bank	658	84,849
Truist Financial Corp.	14,301	706,326
US Bancorp	27,891	1,388,972
Wells Fargo & Co.	3,924	183,918

		7,121,779

Beverages - 1.8%
Brown-Forman Corp., Class B	6,517	433,902
Coca-Cola Co.	25,792	1,581,566
PepsiCo, Inc.	6,272	1,072,637

		3,088,105

Biotechnology - 2.5%
AbbVie, Inc.	7,769	1,147,870
Amgen, Inc.	4,372	1,103,493
Biogen, Inc. (A)	437	127,123
Incyte Corp. (A)	2,240	190,714
Moderna, Inc. (A)	2,002	352,472
Regeneron Pharmaceuticals, Inc. (A)	775	587,814
Vertex Pharmaceuticals, Inc. (A)	2,409	778,348

		4,287,834

Building Products - 0.1%
Carrier Global Corp.	4,486	204,248

	Shares	Value
COMMON STOCKS (continued)
Capital Markets - 2.0%
Ameriprise Financial, Inc.	3,688	$ 1,291,243
BlackRock, Inc.	162	122,992
Charles Schwab Corp.	16,136	1,249,249
FactSet Research Systems, Inc.	434	183,556
Morgan Stanley	2,029	197,483
Raymond James Financial, Inc.	2,881	324,890

		3,369,413

Chemicals - 1.3%
Albemarle Corp.	761	214,184
CF Industries Holdings, Inc.	3,633	307,715
Dow, Inc.	10,601	629,169
Linde PLC	944	312,407
LyondellBasell Industries NV, Class A	3,975	384,343
Mosaic Co.	8,061	399,342

		2,247,160

Commercial Services & Supplies - 1.0%
Cintas Corp.	1,086	481,902
Copart, Inc. (A)	3,747	249,588
Republic Services, Inc.	505	63,034
Waste Management, Inc.	5,624	870,201

		1,664,725

Communications Equipment - 1.0%
Arista Networks, Inc. (A)	1,550	195,331
Cisco Systems, Inc.	30,620	1,490,275
F5, Inc. (A)	42	6,202

		1,691,808

Consumer Finance - 1.2%
American Express Co.	5,918	1,035,236
Capital One Financial Corp.	2,148	255,612
Discover Financial Services	4,812	561,705
Synchrony Financial	2,872	105,488

		1,958,041

Containers & Packaging - 0.6%
Amcor PLC	6,662	80,344
Avery Dennison Corp.	661	125,220
Ball Corp.	5,893	343,208
International Paper Co.	4,138	173,051
Packaging Corp. of America	1,742	248,583
Westrock Co.	2,565	100,651

		1,071,057

Distributors - 0.4%
LKQ Corp.	10,802	636,886

Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B (A)	9,386	2,923,927
Intercontinental Exchange, Inc.	887	95,397

		3,019,324

Diversified Telecommunication Services - 0.6%
AT&T, Inc.	9,788	199,382
Lumen Technologies, Inc.	10,894	57,193
Verizon Communications, Inc.	19,671	817,723

		1,074,298

Electric Utilities - 1.3%
Constellation Energy Corp.	2,321	198,121
Edison International	7,485	515,716
Entergy Corp.	2,182	236,267

Transamerica Funds	Page 1

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities (continued)
Exelon Corp.	11,242	$ 474,300
NextEra Energy, Inc.	6,857	511,738
PG&E Corp. (A)	13,193	209,769

		2,145,911

Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	12,198	973,034
Keysight Technologies, Inc. (A)	1,535	275,302
TE Connectivity Ltd.	1,331	169,237
Teledyne Technologies, Inc. (A)	453	192,190

		1,609,763

Energy Equipment & Services - 0.2%
Baker Hughes Co.	1,949	61,861
Halliburton Co.	4,345	179,101
Schlumberger Ltd.	2,226	126,838

		367,800

Entertainment - 1.5%
Electronic Arts, Inc.	6,388	822,008
Live Nation Entertainment, Inc. (A)	3,141	252,819
Netflix, Inc. (A)	2,070	732,490
Walt Disney Co. (A)	7,083	768,435

		2,575,752

Equity Real Estate Investment Trusts - 3.0%
AvalonBay Communities, Inc.	1,976	350,622
Boston Properties, Inc.	4,263	317,764
Equinix, Inc.	189	139,507
Equity Residential	10,434	664,124
Essex Property Trust, Inc.	404	91,332
Healthpeak Properties, Inc.	9,700	266,556
Host Hotels & Resorts, Inc.	33,748	636,150
Prologis, Inc.	2,536	327,854
Public Storage	4,101	1,248,098
Regency Centers Corp.	5,267	350,940
Simon Property Group, Inc.	4,803	616,993

		5,009,940

Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	1,783	911,362
Kroger Co.	12,368	551,984
Sysco Corp.	4,007	310,382
Walmart, Inc.	2,410	346,727

		2,120,455

Food Products - 0.9%
Archer-Daniels-Midland Co.	3,661	303,314
General Mills, Inc.	5,487	429,961
Hershey Co.	1,905	427,863
Tyson Foods, Inc., Class A	4,286	281,805

		1,442,943

Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	5,405	597,523
Becton Dickinson & Co.	641	161,673
DENTSPLY SIRONA, Inc.	7,097	261,383
Dexcom, Inc. (A)	2,208	236,455
Edwards Lifesciences Corp. (A)	4,017	308,104
GE HealthCare Technologies, Inc. (A)	2,440	169,629
Hologic, Inc. (A)	5,111	415,882
Intuitive Surgical, Inc. (A)	258	63,388

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
Medtronic PLC	12,734	$ 1,065,708
ResMed, Inc.	631	144,101

		3,423,846

Health Care Providers & Services - 4.2%
AmerisourceBergen Corp.	1,270	214,579
Cardinal Health, Inc.	2,029	156,740
Centene Corp. (A)	3,623	276,218
Cigna Corp.	1,112	352,137
CVS Health Corp.	11,037	973,684
DaVita, Inc. (A)	1,154	95,078
Elevance Health, Inc.	1,993	996,480
HCA Healthcare, Inc.	827	210,943
Humana, Inc.	532	272,224
McKesson Corp.	612	231,752
Molina Healthcare, Inc. (A)	1,132	352,992
UnitedHealth Group, Inc.	5,951	2,970,680

		7,103,507

Hotels, Restaurants & Leisure - 2.6%
Booking Holdings, Inc. (A)	422	1,027,190
Caesars Entertainment, Inc. (A)	1,218	63,409
Chipotle Mexican Grill, Inc. (A)	186	306,227
Darden Restaurants, Inc.	1,361	201,387
Expedia Group, Inc. (A)	2,354	269,062
Hilton Worldwide Holdings, Inc.	3,408	494,467
Marriott International, Inc., Class A	5,408	941,966
McDonald’s Corp.	1,768	472,763
Starbucks Corp.	5,364	585,427

		4,361,898

Household Products - 1.6%
Clorox Co.	666	96,364
Colgate-Palmolive Co.	4,991	371,979
Kimberly-Clark Corp.	2,553	331,916
Procter & Gamble Co.	13,209	1,880,697

		2,680,956

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp.	10,353	283,776

Industrial Conglomerates - 1.0%
3M Co.	10,118	1,164,379
General Electric Co.	7,321	589,194

		1,753,573

Insurance - 2.4%
Aflac, Inc.	3	220
American International Group, Inc.	7,999	505,697
Aon PLC, Class A	594	189,296
Arch Capital Group Ltd. (A)	5,828	375,032
Everest Re Group Ltd.	1,271	444,456
Marsh & McLennan Cos., Inc.	6,316	1,104,732
MetLife, Inc.	7,777	567,876
Progressive Corp.	6,462	881,094

		4,068,403

Interactive Media & Services - 4.4%
Alphabet, Inc., Class A (A)	28,390	2,806,067
Alphabet, Inc., Class C (A)	27,710	2,767,398
Match Group, Inc. (A)	3,066	165,932
Meta Platforms, Inc., Class A (A)	11,592	1,726,860

		7,466,257

Transamerica Funds	Page 2

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Internet & Direct Marketing Retail - 2.5%
Amazon.com, Inc. (A)	38,579	$ 3,978,652
eBay, Inc.	4,129	204,385
Etsy, Inc. (A)	670	92,179

		4,275,216

IT Services - 4.5%
Accenture PLC, Class A	2,639	736,413
Automatic Data Processing, Inc.	2,056	464,265
Cognizant Technology Solutions Corp., Class A	1,417	94,585
EPAM Systems, Inc. (A)	791	263,126
Fiserv, Inc. (A)	1,404	149,779
FleetCor Technologies, Inc. (A)	823	171,851
Gartner, Inc. (A)	1,218	411,855
International Business Machines Corp.	487	65,613
Mastercard, Inc., Class A	5,751	2,131,321
Paychex, Inc.	4,377	507,119
PayPal Holdings, Inc. (A)	7,074	576,460
VeriSign, Inc. (A)	479	104,446
Visa, Inc., Class A (B)	8,135	1,872,758

		7,549,591

Life Sciences Tools & Services - 1.8%
Agilent Technologies, Inc.	2,616	397,841
Danaher Corp.	961	254,069
IQVIA Holdings, Inc. (A)	801	183,758
Mettler-Toledo International, Inc. (A)	354	542,654
Thermo Fisher Scientific, Inc.	2,340	1,334,572
Waters Corp. (A)	402	132,089
West Pharmaceutical Services, Inc.	758	201,325

		3,046,308

Machinery - 0.9%
Cummins, Inc.	499	124,520
Nordson Corp.	2,506	609,710
PACCAR, Inc.	2,617	286,064
Snap-on, Inc.	1,378	342,750
Westinghouse Air Brake Technologies Corp.	1,526	158,414

		1,521,458

Media - 1.1%
Charter Communications, Inc., Class A (A)	1,665	639,876
Comcast Corp., Class A	17,929	705,506
Fox Corp., Class A	13,036	442,442

		1,787,824

Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	6,758	301,542
Nucor Corp.	2,375	401,422

		702,964

Multi-Utilities - 1.0%
Consolidated Edison, Inc.	5,006	477,122
DTE Energy Co.	8,106	943,295
Sempra Energy	1,634	261,979

		1,682,396

Multiline Retail - 0.3%
Target Corp.	2,554	439,646

Oil, Gas & Consumable Fuels - 5.0%
Chevron Corp.	8,409	1,463,334
ConocoPhillips	4,982	607,156

	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Coterra Energy, Inc.	2,765	$ 69,208
Devon Energy Corp.	2,060	130,274
Diamondback Energy, Inc.	653	95,416
EOG Resources, Inc.	2,065	273,096
EQT Corp.	1,918	62,661
Exxon Mobil Corp.	22,769	2,641,432
Marathon Oil Corp.	5,333	146,498
Marathon Petroleum Corp.	5,082	653,139
Occidental Petroleum Corp.	3,297	213,613
ONEOK, Inc.	10,836	742,049
Phillips 66	2,716	272,333
Pioneer Natural Resources Co.	2,333	537,407
Valero Energy Corp.	2,728	382,002
Williams Cos., Inc.	4,071	131,249

		8,420,867

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	755	209,195

Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	15,626	1,135,229
Eli Lilly & Co.	1,864	641,495
Johnson & Johnson	10,200	1,666,884
Merck & Co., Inc.	5,836	626,845
Pfizer, Inc.	32,630	1,440,941
Viatris, Inc.	12,063	146,686

		5,658,080

Professional Services - 0.2%
Robert Half International, Inc.	3,568	299,569

Road & Rail - 0.9%
Old Dominion Freight Line, Inc.	1,105	368,230
Union Pacific Corp.	5,917	1,208,192

		1,576,422

Semiconductors & Semiconductor Equipment - 5.5%
Advanced Micro Devices, Inc. (A)	4,700	353,205
Analog Devices, Inc.	3,886	666,333
Applied Materials, Inc.	4,739	528,351
Broadcom, Inc.	3,486	2,039,345
Enphase Energy, Inc. (A)	771	170,684
Lam Research Corp.	402	201,040
Microchip Technology, Inc.	6,047	469,368
Micron Technology, Inc.	3,396	204,779
NVIDIA Corp.	10,490	2,049,431
NXP Semiconductors NV	1,194	220,066
ON Semiconductor Corp. (A)	2,411	177,088
QUALCOMM, Inc.	4,862	647,667
Teradyne, Inc.	4,443	451,853
Texas Instruments, Inc.	5,759	1,020,552

		9,199,762

Software - 7.6%
Adobe, Inc. (A)	2,748	1,017,694
ANSYS, Inc. (A)	355	94,558
Autodesk, Inc. (A)	1,110	238,828
Cadence Design Systems, Inc. (A)	3,235	591,455
Fortinet, Inc. (A)	7,085	370,829
Microsoft Corp.	34,816	8,627,753
Salesforce, Inc. (A)	3,590	603,012
ServiceNow, Inc. (A)	916	416,899
Synopsys, Inc. (A)	2,169	767,284

		12,728,312

Transamerica Funds	Page 3

Transamerica Large Core

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Specialty Retail - 2.6%
AutoZone, Inc. (A)	204	$ 497,525
Bath & Body Works, Inc.	1,543	70,993
Home Depot, Inc.	5,039	1,633,493
Lowe’s Cos., Inc.	4,026	838,414
O’Reilly Automotive, Inc. (A)	845	669,536
TJX Cos., Inc.	879	71,955
Ulta Beauty, Inc. (A)	987	507,279

		4,289,195

Technology Hardware, Storage & Peripherals - 6.8%
Apple, Inc.	76,537	11,043,524
Hewlett Packard Enterprise Co.	4,264	68,778
NetApp, Inc.	3,302	218,692
Western Digital Corp. (A)	2,619	115,105

		11,446,099

Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc., Class B	817	104,029
Ralph Lauren Corp.	2,103	260,456
Tapestry, Inc.	14,638	667,054

		1,031,539

Tobacco - 0.8%
Altria Group, Inc.	15,034	677,132
Philip Morris International, Inc.	6,214	647,747

		1,324,879

	Shares	Value
COMMON STOCKS (continued)
Trading Companies & Distributors - 1.0%
Fastenal Co.	11,294	$ 570,911
United Rentals, Inc. (A)	1,405	619,535
WW Grainger, Inc.	948	558,827

		1,749,273

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (A)	3,758	561,107

Total Common Stocks (Cost $130,457,359)		165,118,550

EXCHANGE-TRADED FUND - 1.7%
U.S. Equity Fund - 1.7%
SPDR S&P 500 ETF Trust	6,872	2,793,331

Total Exchange-Traded Fund (Cost $2,691,083)		2,793,331

Total Investments (Cost $133,148,442)		167,911,881
Net Other Assets (Liabilities) - 0.3%		537,989

Net Assets - 100.0%		$ 168,449,870

INVESTMENT VALUATION:

Valuation Inputs (C)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$165,118,550	$—	$—	$165,118,550
Exchange-Traded Fund	2,793,331	—	—	2,793,331

Total Investments	$167,911,881	$—	$—	$167,911,881

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $1,853,881, collateralized by non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $1,892,455. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 4

Transamerica Large Core

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Large Core (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

SUBSEQUENT EVENT

Effective March 1, 2023, the Fund was renamed Transamerica Large Core ESG. Also effective March 1, 2023, the Fund began to offer Class A shares and Class R shares to investors. The Fund’s principal investment strategies, principal risks, portfolio managers, investment manager and investment management and sub-advisory fee schedules remain the same.

Transamerica Funds	Page 5